DEFERRED REVENUE - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 CAD ($)	Dec. 31, 2022 CAD ($) lb	Dec. 31, 2021 CAD ($) lb
DEFERRED REVENUE
Discount rate	8.50%
Toll milling revenue recognized		$ 5,987,000	$ 3,207,000
Upfront payment	$ 43,500,000
Increase in revenue		$ 1,070,000
Increase in revenue, PY			$ 61,000
Milling production, by pound | lb		18,010,000	12,159,000
Initial deferred revenue	39,980,000
Ecora Arrangement
DEFERRED REVENUE
Payment to related party	$ 3,520,000